Marketable Securities - Summary of Marketable Securities (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial assets available-for-sale	€ 71,614	€ 115,280
Current financial assets available-for-sale	165,347	134,278
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	236,961	249,558
Non-current financial assets available-for-sale	71,614	115,280
Current financial assets available-for-sale	165,347	134,278
Financial assets	236,961	249,558
Financial assets at amortised cost, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	6,529	7,716
Financial assets at amortised cost, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	116,055	142,339
Financial assets at amortised cost, class [member] | Upper Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	112,270	99,503
Financial assets at amortised cost, class [member] | Lower Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,107	0
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	220,163	175,757
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	14,640	16,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,158	56,826
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	0	46,243
Financial assets at amortised cost, class [member] | US Government bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	80,044	62,088
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	2,158	10,583
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	136,204	121,282
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	18,555	9,362
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	236,898	249,530
Non-current financial assets available-for-sale	71,580	115,277
Current financial assets available-for-sale	165,318	134,253
Financial assets	236,898	249,530
Financial assets at fair value, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	6,529	7,714
Financial assets at fair value, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	116,057	142,352
Financial assets at fair value, class [member] | Upper Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	112,206	99,464
Financial assets at fair value, class [member] | Lower Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,106	0
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	220,100	175,732
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	14,640	16,972
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,158	56,826
Financial assets at fair value, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	0	46,245
Financial assets at fair value, class [member] | US Government bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	80,056	62,101
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	2,158	10,581
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	136,128	121,234
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	€ 18,556	€ 9,369